Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Lease Costs Recognized and Other Information Pertaining to Operating Leases

The following table contains a summary of the lease costs recognized under ASU 2016-02 and other information pertaining to the Company’s operating leases for the years ended December 31, 2022, 2021 and 2020 (dollars in thousands):

	Years ended December 31,
	2022	2021	2020
Lease cost
Operating lease cost	$4,512	$4,718	$2,927
Variable lease cost	3,921	5,022	2,891
Short-term lease cost	363	65	49
	$8,796	$9,805	$5,867
Other information:
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases	$4,859	$4,736	$1,844
Right of use assets obtained in exchange for new operating lease liabilities	$2,111	$314	$15,846
Weighted average remaining lease term (in years)	2.3	3.1	4.0
Weighted average discount rate	5.13%	4.86%	4.85%

Summary of Maturities of Operating Lease Liabilities

Pursuant to the terms of the Company’s non-cancelable lease agreements in effect as of December 31, 2022, the following table summarizes the Company’s maturities of operating lease liabilities as of December 31, 2022 (in thousands):

December 31,
2022
Operating lease liabilities payment
2023	$4,517
2024	3,331
2025	1,240
2026	-
Total lease payments	$9,088
Less: imputed interest	(512)
Present value of lease liability	$8,576